Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jul. 27, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000027972
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 15,438	$ 13,829	$ 13,230	$ 11,820		$ 15,935	$ 11,822	$ 10,827	$ 10,717	$ 10,233	$ 8,777	$ 9,577
C000027975
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 16,528	14,768	14,094	12,561		16,891	12,499	11,415	11,271	10,736	9,189	10,000
C000027974
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 14,939	13,487	13,003	11,705		15,900	11,886	10,972	10,937	10,525	9,096	10,000
C000027978
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 16,569	14,820	14,155	12,613		16,979	12,566	11,478	11,319	10,768	9,207	10,000
C000230902
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 9,738	8,702	8,301	7,394	$ 10,000
MSCI ACWI ex USA (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA (net)
Account Value	$ 18,115	15,388	13,786	12,230		15,178	11,184	11,748	11,598	10,811	8,976	10,000
MSCI ACWI ex USA (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA (net)
Account Value	$ 18,115	15,388	13,786	12,230		15,178	11,184	11,748	11,598	10,811	8,976	10,000
MSCI ACWI ex USA (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA (net)
Account Value	$ 18,115	15,388	13,786	12,230		15,178	11,184	11,748	11,598	10,811	8,976	10,000
MSCI ACWI ex USA (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA (net)
Account Value	$ 18,115	15,388	13,786	12,230		$ 15,178	$ 11,184	$ 11,748	$ 11,598	$ 10,811	$ 8,976	$ 10,000
MSCI ACWI ex USA (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA (net)
Account Value	$ 12,149	$ 10,320	$ 9,246	$ 8,203	$ 10,000